Long-term Debt (Narrative III) (Details)				6 Months Ended
	Jul. 06, 2023 USD ($)	Apr. 19, 2023 USD ($)	Jan. 04, 2017 USD ($)	Jun. 30, 2024 USD ($) Installments Item	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 26, 2023 USD ($)	Apr. 12, 2023 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ 0	$ (748,000)
Gain from interest rate swap				$ 361,000	$ 0
Number of loan agreement refinanced | Item				2
Export-Import Bank of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt			$ 57,240,000
Frequency period				quarterly
Debt, principal payments				$ 954,000
Debt instrument, maturity date				Jan. 04, 2032
Export-Import Bank of China [Member] | Secured Debt [Member] | SOFR [Member]
Debt Instrument [Line Items]
Debt Instrument Basis Spread On Variable Rate1				2.45%
DNB Bank ASA [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments | Item				26
Frequency period				quarterly
Debt, principal payments				$ 3,846,000
Debt instrument, maturity date				Dec. 27, 2029
Notional amount	$ 30,000,000
Notional amount, percent of loan	30.00%
Quarterly amortization amount	$ 1,154,000
Fixed interest rate related to the interest rate derivative	4.268%
Interest rate swap, fair value				$ 78,000		$ 439,000
Gain from interest rate swap				$ 361,000
Loan amount							$ 100,000,000
DNB Bank ASA [Member] | Secured Debt [Member] | SOFR [Member]
Debt Instrument [Line Items]
Debt Instrument Basis Spread On Variable Rate1				2.20%
Danish Ship Finance A/S
Debt Instrument [Line Items]
Proceeds from issuance of secured debt		$ 100,000,000
Debt Instrument, Number of installments | Installments				20
Frequency period				quarterly
Debt, principal payments				$ 3,301,000
Debt Instrument, Balloon Payment				$ 33,972,000
Loan amount								$ 100,000,000
Danish Ship Finance A/S | Secured Debt [Member] | SOFR [Member]
Debt Instrument [Line Items]
Debt Instrument Basis Spread On Variable Rate1				2.20%